Organization	6 Months Ended
Jun. 30, 2017
Organization
Organization

1. Organization

Strongbridge Biopharma plc is a global commercial-stage biopharmaceutical company focused on the development and commercialization of therapies for rare diseases with significant unmet needs. Our first commercial product is Keveyis® (dichlorphenamide), the first and only treatment approved by the U.S. Food and Drug Administration ("FDA") for hyperkalemic, hypokalemic, and related variants of primary periodic paralysis. Keveyis has orphan drug exclusivity status in the United States through August 7, 2022. In addition to this neuromuscular disease product, we have two clinical-stage product candidates for rare endocrine diseases, Recorlev™ and veldoreotide. Recorlev (levoketoconazole) is a cortisol synthesis inhibitor currently being studied for the treatment of endogenous Cushing's syndrome. Veldoreotide is a next-generation somatostatin analog (SSA) being investigated for the treatment of acromegaly, with potential additional applications in Cushing's syndrome and neuroendocrine tumors. Both Recorlev and veldoreotide have received orphan designation from the FDA and the European Medicines Agency ("EMA").

Given the well-identified and concentrated prescriber base addressing our target markets, we intend to use a small, focused sales force to effectively market Keveyis and our other products and product candidates, if approved, in the United States, the European Union and other key global markets. We believe that our ability to execute on this strategy is enhanced by the significant commercial and clinical development experience of key members of our management team. We will continue to identify and evaluate the potential acquisition of other products and product candidates that would be complementary to our existing rare neuromuscular and endocrine franchises or that would form the basis for new rare disease franchises. We believe this approach will enable us to maximize our commercial potential by further leveraging our existing resources and expertise.

Liquidity

As of June 30, 2017, we held cash and cash equivalents of $33.9 million. On July 14, 2017, we entered into a $50 million senior credit facility to retire our prior credit facility and provide us with additional capital. We initially borrowed $40 million under the term loan agreement and have the option to borrow an additional $10 million based upon the achievement of a certain revenue milestone on or prior to June 30, 2018. Concurrent with the initial borrowing, CRG purchased $3 million of our ordinary shares at a price of $6.98 per share. We intend to use the equity proceeds and the remainder of the initial loan proceeds (after deducting loan origination costs and other fees and expenses incurred in connection with the incurrence of the loan), plus any additional amounts that may be borrowed in the future, for general corporate purposes and working capital.

We may never achieve profitability, and unless and until we do, we will continue to need to raise additional capital. We believe the combination of our existing cash resources as of June 30, 2017 and the net proceeds from our July 14, 2017 debt and equity financing provides us with sufficient resources under our current operating plan, which includes the potential regulatory approval and launch of Recorlev, to achieve consistent positive cash flows from operating activities. We expect our funding requirements for operating activities to increase in 2017 and possibly beyond due to expenses associated with the commercialization of Keveyis, the execution of the Recorlev SONICS and LOGICS Phase 3 clinical trials, and our selling, general and administrative expenses. Our funding requirements will also increase to the extent we pursue potential in-licenses, acquisitions or similar transactions as part of our strategy. These expenses may be offset only in part by sales of Keveyis. To the extent our sales of Keveyis are less than we anticipate, or our expenses are higher than we anticipate, we may be required to fund our operations and capital needs through equity or debt financings. There can be no assurances, however, that additional funding will be available on terms acceptable to us.

Our loan and security agreement contains financial and non-financial covenants including minimum amounts of net revenue in 2017 and beyond. Failure to comply with the covenants could result in the lenders declaring the loan immediately due and payable. Our liquidity requirements are predicated on maintaining compliance with the debt covenants and repaying outstanding borrowings in accordance with the loan agreement.